(6) Certain Relationships and Related Transactions (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Notes
(6) Certain Relationships and Related Transactions

(6)     Certain Relationships and Related Transactions

The Company entered into certain transactions with related parties during the fiscal year ended September 30, 2012. These transactions consist mainly of financing transactions and consulting arrangements.  Transactions with related parties are reviewed and approved by the independent members of the Board of Directors.

	2012	2011

Note payable in connection with the redemption of a royalty agreement for $10,768,555.
The note requires installment payments and matured November 2012. Subsequent
to the fiscal year end, this note was terminated.	$ 10,050,027	$ -

Note payable in connection with the purchase of the remaining ownership of Midwest
Monitoring & Surveillance, Inc. The payments are due quarterly ending in September
2013. The Company imputed interest since the note has no stated interest rate, resulting in a debt discount balance as of September 30, 2012 and 2011 of $11,398 and $32,524,
respectively. The note was paid off subsequent to September 30, 2012 through the
sale of Midwest Monitoring & Surveillance, Inc.	138,602	192,476

Note payable in connection with the purchase of the remaining ownership of Court
Programs, Inc., interest at 12% per annum, with monthly payments of $10,000. The note
matured November 2012 and is currently in default.	46,694	139,272

The Company received $500,000 from Mr. Derrick, a shareholder and former officer.
The terms of this financing have not been determined as of the date of this Report.	500,000	-

Convertible debenture with an interest rate of 8% per annum. The debenture matures
December 17, 2012 and is secured by the domestic patents of the Company. The debenture may be converted into shares of common stock at a rate of $0.0225 per share.
The debenture is currently in default.	500,000	-

Convertible debenture with an interest rate of 8% per annum. The debenture matures
December 17, 2012 and is secured by the domestic patents of the Company. The debenture may be converted into shares of common stock at a rate of $0.0225 per share.
The debenture is currently in default.	2,000,000	-

The Company received $1,900,000 through the issuance of convertible debentures with an interest rate of 8% per annum. The debentures mature on June 17, 2014. This debenture may convert into shares of common stock at a rate of $0.0225 per share.
A debt discount of $633,333 was recorded to reflect a beneficial conversion feature.
As of September 30, 2012, the remaining debt discount was $611,308.	1,288,692	-

The Company entered into a Loan a Security Agreement with an entity under which the Company could borrow up to $8,000,000 on a line of credit. Both the Company and the Lender agreed to terminate the agreement and enter into an agreement to raise additional equity on behalf of the Company through the sale of Series D
Preferred stock. The loan was paid back and the line of credit was closed.	-	500,000

Note payable with an interest rate of 16% per annum and matured in November 2011.	-	40,000

Total related-party debt obligations	14,524,015	871,748
Less current portion	(12,793,303)	(754,896)
Long-term debt, net of current portion	$ 1,730,712	$ 116,852

Other Related-Party Transactions

Notes #1 and #2

During the year ended September 30, 2012, the Company borrowed $2,000,000 from a significant shareholder, Borinquen, under two notes payable.  The first note was unsecured and the second was secured by $1,530,000 of leased equipment and $1,529,808 of accounts receivable from an international customer.  The notes bore interest of 15 percent per annum and the Company accrued a $50,000 origination fee.  During the fiscal year ended 30, 2012, the Company paid $1,018,082 to pay in full all outstanding principal and accrued interest on the first note and $1,037,544 to pay in full all outstanding principal and accrued interest on the second note.

Note #3

During the year ended September 30, 2012, the Company borrowed $50,000 from its then Chief Executive Officer, John Hastings, under an unsecured promissory note.  The note bore interest of 15 percent per annum and was paid in full prior to September 30, 2012.  In connection with this loan, the Company paid a $5,000 origination fee and agreed to re-price outstanding warrants and options previously granted to Mr. Hastings to an exercise price of $0.075 per share, valued at $15,237 and recorded as interest expense.  The value of $15,237 was calculated based upon the following assumptions:  volatility ranging from 100.02 percent to 109.24 percent, risk-free rate of 0.22 percent, exercise price of $0.075, and market price of Common Stock on grant date of $0.074 per share.

Notes #4 and 5

During the year ended September 30, 2012, the Company borrowed $250,000 from its Chief Financial Officer, Chad Olsen, under two unsecured promissory notes payable.  The notes bore interest of 15 percent per annum and were paid in full prior to September 30, 2012.  The Company paid $15,000 in loan origination fees and agreed to re-price outstanding warrants and options previously granted to Mr. Olsen and other individuals to an exercise price of $0.075 per share, valued at $24,723 and recorded as interest expense.  The value of $24,723 was calculated based upon the following assumptions:  volatility ranging from 76.69 percent to 119.56 percent, risk-free rate ranging from 0.22 percent to 0.37 percent, exercise price of $0.075, and market price of Common Stock on grant date ranging from $0.074 to $0.075 per share.

Note #6

During the year ended September 30, 2012, the Company borrowed $180,000 from Rene Klinkhammer, one of its directors, under an unsecured promissory note payable.  The note bore interest of 10 percent per annum and the Company paid $193,220 of principal and interest to settle the note in full prior to September 30, 2012.  Included in the payoff of $193,220 is $9,000 in loan origination fees.

The following table summarizes the Company’s future maturities of related-party debt obligations as of September 30, 2012:

Fiscal Year	Total
2013	$ 12,793,303
2014	1,730,712
Thereafter	-
Total	$ 14,524,015